UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08201

ALLIANCEBERNSTEIN GREATER CHINA ‘97 FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2011

Date of reporting period: October 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Greater China ‘97 Fund

Portfolio of Investments

October 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.8%
Financials - 36.1%
Capital Markets - 0.7%
Yuanta Financial Holding Co., Ltd.	717,000	$450,269

Commercial Banks - 16.7%
Bank of Communications Co., Ltd.	864,800	948,616
BOC Hong Kong Holdings Ltd.	837,000	2,621,727
China Construction Bank Corp.-Class H	2,380,000	2,275,288
Industrial & Commercial Bank of China-Class H	4,730,000	3,821,337
Standard Chartered PLC	45,450	1,322,966

		10,989,934

Diversified Financial Services - 2.0%
Hong Kong Exchanges and Clearing Ltd.	58,700	1,295,723

Insurance - 6.3%
AIA Group Ltd. (a)	428,400	1,215,907
Cathay Financial Holding Co., Ltd.	649,650	993,032
China Life Insurance Co., Ltd.-Class H	431,000	1,894,799

		4,103,738

Real Estate Management & Development - 10.4%
Cheung Kong Holdings Ltd.	120,000	1,837,560
China Overseas Land & Investment Ltd.	243,920	513,543
Longfor Properties Co., Ltd.	536,000	637,783
Sun Hung Kai Properties Ltd.	150,000	2,570,608
Wharf Holdings Ltd.	191,000	1,257,591

		6,817,085

		23,656,749

Information Technology - 20.5%
Communications Equipment - 3.0%
AAC Acoustic Technologies Holdings, Inc.	152,000	369,147
HTC Corp.	17,000	385,516
ZTE Corp.-Class H	318,200	1,187,920

		1,942,583

Computers & Peripherals - 1.7%
Wistron Corp.	547,000	1,125,393

Electronic Equipment, Instruments & Components - 8.9%
Chroma ATE, Inc.	403,764	1,037,418
Delta Electronics, Inc.	147,000	607,292
Hon Hai Precision Industry Co., Ltd.	438,262	1,657,523
Kingboard Chemical Holdings Ltd.	66,000	320,794
Nan Ya Printed Circuit Board Corp.	151,000	616,746
Sintek Photronic Corp. (a)	418,000	309,973
Unimicron Technology Corp.	736,000	1,249,715

		5,799,461

Internet Software & Services - 1.8%
Tencent Holdings Ltd.	52,200	1,201,293

Semiconductors & Semiconductor Equipment - 5.1%
Advanced Semiconductor Engineering, Inc.	376,000	327,193
Taiwan Semiconductor Manufacturing Co., Ltd.	1,171,714	2,410,582
Trina Solar Ltd. (Sponsored ADR) (a)	22,100	591,396

Company	Shares	U.S. $ Value
United Microelectronics Corp.	63,000	$30,220

		3,359,391

		13,428,121

Energy - 9.7%
Oil, Gas & Consumable Fuels - 9.7%
China Coal Energy Co.-Class H	982,000	1,707,434
CNOOC Ltd.	1,990,000	4,144,211
PetroChina Co., Ltd.-Class H	438,000	538,010

		6,389,655

Consumer Discretionary - 7.9%
Hotels, Restaurants & Leisure - 0.4%
Ajisen China Holdings Ltd.	154,000	277,281

Multiline Retail - 0.8%
Springland International Holdings Ltd. (a)	626,000	525,755

Specialty Retail - 6.2%
Belle International Holdings Ltd.	451,000	812,210
Esprit Holdings Ltd.	27,200	145,925
L’Occitane Ltd. (a)	273,500	813,668
Man Wah Holdings Ltd.	629,200	876,926
Zhongsheng Group Holdings Ltd. (a)	561,000	1,445,833

		4,094,562

Textiles, Apparel & Luxury Goods - 0.5%
Trinity Ltd.	300,000	301,296

		5,198,894

Industrials - 5.7%
Electrical Equipment - 0.5%
China High Speed Transmission Equipment Group Co., Ltd.	152,000	311,300

Industrial Conglomerates - 1.2%
Beijing Enterprises Holdings Ltd.	117,500	803,622

Machinery - 0.7%
Yangzijiang Shipbuilding Holdings Ltd.	297,000	430,455

Marine - 3.3%
China Shipping Container Lines Co., Ltd.-Class H (a)	2,906,000	1,186,636
China Shipping Development Co., Ltd.-Class H	492,000	719,224
SITC International Holdings Co., Ltd. (a)	488,000	263,792

		2,169,652

		3,715,029

Materials - 5.1%
Chemicals - 0.9%
Formosa Plastics Corp.	213,000	610,287

Construction Materials - 0.6%
China Resources Cement Holdings, Ltd. (a)	574,000	408,003

Metals & Mining - 3.6%
Angang Steel Co., Ltd.-Class H	634,000	996,066
Jiangxi Copper Co., Ltd.-Class H	355,000	986,737

Company	Shares	U.S. $ Value
Mongolian Mining Corp. (a)	310,000	$333,946

		2,316,749

		3,335,039

Telecommunication Services - 4.5%
Diversified Telecommunication Services - 0.6%
China Unicom Hong Kong Ltd.	312,000	438,798

Wireless Telecommunication Services - 3.9%
China Mobile Ltd.	249,500	2,547,972

		2,986,770

Consumer Staples - 4.3%
Food Products - 4.3%
Besunyen Holdings Co. (a)	629,000	301,871
China Mengniu Dairy Co., Ltd.	390,000	1,119,931
China Yurun Food Group Ltd.	303,000	1,176,651
Wilmar International Ltd.	41,000	203,724

		2,802,177

Utilities - 2.2%
Gas Utilities - 1.5%
China Resources Gas Group Ltd.	224,000	333,288
Xinao Gas Holdings Ltd.	226,000	676,516

		1,009,804

Independent Power Producers & Energy Traders - 0.7%
China Resources Power Holdings Co., Ltd.	240,000	461,478

		1,471,282

Health Care - 1.8%
Health Care Equipment & Supplies - 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd.-Class H	12,000	31,535

Pharmaceuticals - 1.7%
China Shineway Pharmaceutical Group Ltd.	198,000	675,179
Sihuan Pharmaceutical Holdings Group Ltd. (a)	617,000	448,944

		1,124,123

		1,155,658

Total Common Stocks (cost $43,467,629)		64,139,374

RIGHTS - 0.1%
Financials - 0.1%
Standard Chartered PLC, expiring 11/05/10 (a) (cost $0)	5,681	48,739

WARRANTS - 0.0%
Information Technology - 0.0%
Kingboard Chemical Holdings Ltd., expiring 10/31/12 (a) (cost $545)	7,200	4,124

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.0%
Investment Companies - 0.0%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.17% (b) (cost $30,096)	30,096	$30,096

Total Investments - 97.9% (cost $43,498,265) (c)		64,222,333
Other assets less liabilities - 2.1%		1,363,389

Net Assets - 100.0%		$65,585,722

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of October 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,976,723 and gross unrealized depreciation of investments was $(252,659), resulting in net unrealized appreciation of $20,724,064.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

Portfolio Summary

October 31, 2010

COUNTRY BREAKDOWN *

56.5%	China
20.1%	Hong Kong
18.4%	Taiwan
2.1%	United Kingdom
1.3%	France
1.0%	Singapore
0.5%	Mongolia
0.1%	Short-Term

100.0%	Total Investments

*	All data are as of October 31, 2010. The Funds country breakdown is expressed as a percentage of total investments and may vary over time.

Alliance Bernstein Greater China ‘97

October 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2010:

Investments in Securities	Level 1	Level 2		Level 3		Total
Common Stocks:
Financials	$1,215,907	$22,440,842		$	– 0 –	$23,656,749
Information Technology	591,396	12,836,725			– 0 –	13,428,121
Energy	– 0 –	6,389,655			– 0 –	6,389,655
Consumer Discretionary	525,755	4,673,139			– 0 –	5,198,894
Industrials	263,792	3,451,237			– 0 –	3,715,029
Materials	333,946	3,001,093			– 0 –	3,335,039
Telecommunication Services	– 0 –	2,986,770			– 0 –	2,986,770
Consumer Staples	301,871	2,500,306			– 0 –	2,802,177
Utilities	– 0 –	1,471,282			– 0 –	1,471,282
Health Care	448,944	706,714			– 0 –	1,155,658
Rights	– 0 –	– 0 –			48,739	48,739
Warrants	4,124	– 0 –			– 0 –	4,124
Short-Term Investments	30,096	– 0 –			– 0 –	30,096

Total Investments in Securities	3,715,831	60,457,763	†		48,739	64,222,333
Other Financial Instruments*:	– 0 –	– 0 –			– 0 –	– 0 –

Total	$3,715,831	$60,457,763			$48,739	$64,222,333

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Rights
Balance as of 7/31/10	$	– 0 –

Accrued discounts/premiums		– 0 –
Realized gain (loss)		– 0 –
Change in unrealized appreciation/depreciation		48,739
Net purchases (sales)		– 0 –
Transfers into Level 3		– 0 –
Transfer out of Level 3		– 0 –

Balance as of 10/31/10		$48,739

Net change in unrealized appreciation/depreciation from investments held as of 10/31/10		$48,739

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Greater China ‘97 Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 22, 2010